PROVISIONS - Components of provisions (Details) $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($)
PROVISIONS
Balance at beginning	$ 39.6
Changes in other provisions [abstract]
Provisions made during the period	12.0
Provisions used during the period	(8.9)
Provisions reversed during the period	(0.8)
Translation differences	(1.2)
Balance at ending	40.7
Long-term provisions	6.3
Current provisions	34.4
Total	40.7
Product warranty
PROVISIONS
Balance at beginning	25.0
Changes in other provisions [abstract]
Provisions made during the period	5.5
Provisions used during the period	(3.0)
Provisions reversed during the period	(0.6)
Translation differences	(1.1)
Balance at ending	25.8
Restructuring
PROVISIONS
Balance at beginning	1.6
Changes in other provisions [abstract]
Provisions made during the period	3.6
Provisions used during the period	(4.5)
Provisions reversed during the period	(0.1)
Translation differences	0.6
Balance at ending	1.2
Other
PROVISIONS
Balance at beginning	13.0
Changes in other provisions [abstract]
Provisions made during the period	2.9
Provisions used during the period	(1.4)
Provisions reversed during the period	(0.1)
Translation differences	(0.7)
Balance at ending	$ 13.7